Research and development	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Research and development [Text Block]
11.	Research and development
Components of research and development expenses for the years ended December 31 were as follows:

	2018	2017
	$	$

Research and development programs, excluding the below items	27,493	22,831
Salaries, fees and short-term benefits	8,510	7,969
License agreement amendment (note 9(b))	3,000	-
Share-based compensation	2,148	2,911
Amortization of intangible assets	2,338	3,860
Change in fair value of contingent consideration	(674)	(1,158)
Depreciation of property and equipment	808	849
Tax credits	(197)	(127)
	43,426	37,135